Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Net sales	$ 13,215,971	$ 13,015,704	$ 13,145,942
Cost of sales	10,188,227	10,086,675	9,958,337
Gross profit	3,027,744	2,929,029	3,187,605
Selling, general and administrative expenses	1,633,992	1,554,973	1,519,316
Goodwill and Intangible Asset Impairment	188,870	0	0
Interest expense	82,566	91,552	92,790
Other expense (income), net	(25,513)	(18,198)	1,295
(Gain) loss on disposal of assets	(408,891)	(10,299)	(2,494)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,556,720	1,311,001	1,576,698
Income taxes (Note 4)	515,302	362,217	421,206
Net Income	1,041,418	948,784	1,155,492
Less: Noncontrolling interest in subsidiaries' earnings	370	357	3,669
Net Income Attributable to Common Shareholders	$ 1,041,048	$ 948,427	$ 1,151,823
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 6.98	$ 6.36	$ 7.62
Diluted earnings per share	$ 6.87	$ 6.26	$ 7.45